Financial Risk Management (Details 5) - INR (₨) ₨ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial risk management [Abstract]
Other comprehensive income	₨ 0	₨ 0
Profit or ( loss)	₨ 155,702	₨ 96,585